Subsequent Events (Details) - USD ($)	Jan. 13, 2026	Dec. 31, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Number of shares authorised		625,000,000	625,000,000
Price per share		$ 0.00008	$ 0.00008
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Authorised share capital	$ 400,000
Number of shares authorised	4,500,000,000
Price per share	$ 0.00008
Voting shares rights	Each Class A Ordinary Share is entitled to one (1) vote per share on all matters submitted to shareholders for approval.
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of shares authorised	500,000,000
Price per share	$ 0.00008
Voting shares rights	Each Class B Ordinary Share is entitled to fifty (50) votes per share on all matters submitted to shareholders for approval.